Convertible Notes (Schedule of Convertible Debentures) (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Convertible Notes Issued (Pre-Reverse Merger) [Member]	Mar. 31, 2013 Convertible Notes Issued (Pre-Reverse Merger) [Member]	Dec. 31, 2012 Convertible Notes Issued (Pre-Reverse Merger) [Member]	Mar. 31, 2014 Convertible Notes Issued (Post-Reverse Merger) [Member]	Dec. 31, 2013 Convertible Notes Issued (Post-Reverse Merger) [Member]	Dec. 31, 2012 Convertible Notes Issued (Post-Reverse Merger) [Member]
Debt Instrument [Line Items]
Convertible notes payble	$ 3,418,826	$ 3,404,492	$ 1,575,589		$ 512,500	$ 512,500	$ 3,520,000	$ 3,520,000	$ 1,650,000
Unamortized debt discount						(172,921)	(101,174)	(115,508)	(74,411)
Total						$ 339,579	$ 3,418,826	$ 3,404,492	$ 1,575,589